Cover	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity File Number	1-14106
Entity Registrant Name	DAVITA INC.
Entity Central Index Key	0000927066
Entity Tax Identification Number	51-0354549
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 16th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	631-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false